Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 955,240	$ 3,461,107	$ 3,841,344	$ (1,363,061)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	(1,668,750)	(3,818,250)	(4,953,000)	180,000
Loss on initial issuance of private warrants		162,000	162,000	1,140,000
Transaction costs allocable to warrant liabilities				24,853
Interest earned on marketable securities held in Trust Account	(18,319)	(26,175)	(41,206)
Changes in operating assets and liabilities:
Prepaid expenses	(17,627)	(202,442)	(74,796)	(29,200)
Accounts payable and accrued expenses	466,155	44,911	307,568	11,673
Due to related party	30,000	30,000	120,000	5,000
Net cash used in operating activities	(253,301)	(344,507)	(638,090)	(30,735)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(1,725,000)	(22,725,000)	(22,725,000)	(151,500,000)
Net cash used in investing activities	(1,725,000)	(22,725,000)	(22,725,000)	(151,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		22,050,000	22,050,000	147,000,000
Proceeds from sale of Private Warrants		675,000	675,000	6,000,000
Advances from related parties		525,000	525,000	2,520,005
Repayment of advances from related parties		(645,005)		(2,400,000)
Proceeds from promissory note – related party	200,000			145,000
Proceeds from promissory note – related party extension loan	1,725,000
Repayment of promissory note – related party				(151,812)
Payment of offering costs			(645,005)	(536,205)
Net cash provided by financing activities	1,925,000	22,604,995	22,604,995	152,576,988
Net Change in Cash	(53,301)	(464,512)	(758,095)	1,046,253
Cash – Beginning of period	313,158	1,071,253	1,071,253	25,000
Cash – End of period	259,857	606,741	313,158	1,071,253
Non-Cash investing and financing activities:
Offering costs paid through promissory note				6,812
Initial accretion for common stock subject to possible redemption				(20,318,164)
Change in accretion for common stock subject to possible redemption			$ (2,981,250)
Cash Flows from Operating Activities:
Income taxes payable		$ 4,342